Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plans
9.	Employee Benefit Plans

Retirement Savings Plan

The Company has a defined contribution employee retirement plan for the benefit of substantially all employees. The plan provides for regular employer payments that match each participating employee’s contribution to their individual tax-deferred retirement account. Employees can contribute up to 100% of their compensation, less required deductions, to the plan and the Company matches 100% of the first 1% and 50% of the remaining 2% through 6% of employee contributions in stock of the Company. The Company contributed $298,000, $313,000 and $286,000 to the plan during 2013, 2012 and 2011, respectively.

Employee Stock Ownership Plan

The Company has a tax qualified Employee Stock Ownership Plan (ESOP) for the benefit of its employees. Employees begin to participate in the plan January 1 of the year following their date of hire. Participants become 25% vested in their accounts after two years of service, 50% after three years of service, 75% after four years of service and 100% after five years of service or, earlier, upon death, disability or attainment of normal retirement age.

The purchase of shares of the Company’s stock by the ESOP is funded by a loan and contributions from the Company, through the Bank. Unreleased ESOP shares collateralize the loan payable and the cost of these shares is recorded as a contra-equity account in stockholders’ equity of the Company. The ESOP’s loan payable bears a weighted-average interest rate of 4.68% and matures in 2016. Shares released as debt payments are made by the ESOP to the loan. The ESOP’s sources of repayment of the loans can include dividends, if any, on the unallocated stock held by the ESOP and discretionary contributions from the Company to the ESOP and earnings thereon.

Dividends received on unallocated ESOP shares during 2013, 2012 and 2011 amounted to $108,044, $169,899 and $111,622, respectively. All of the unallocated dividends were used for debt service on the loan. The Company contributed $1.5 million, $1.3 million and $1.3 million for each of the years ended December 31, 2013, 2012 and 2011. The ESOP incurred interest on the loan of $134,257, $181,122, and $205,562 for the years ended December 31, 2013, 2012 and 2011, respectively.

Compensation is recognized under the shares released method and compensation expense is equal to the fair value of the shares committed to be released and unallocated ESOP shares are excluded from outstanding shares for purposes of computing EPS.

During 2013, 2012 and 2011, the Company recognized compensation expense related to the ESOP of $1.6 million, $1.4 million and $1.3 million, respectively.

As of December 31, 2013 and 2012, the ESOP held a total of 2,811,955 and 2,691,012 shares, respectively, of the Company’s stock and there were 200,569 and 296,096 unallocated shares, respectively, with a fair value of $2,848,080 and $3,422,367, respectively. During 2013 and 2012, 95,527 and 99,491 shares were released for allocation, respectively. During 2013, 2012 and 2011, 34,073, 30,108 and 52,436 additional shares were purchased by the Company to be released for allocation at a cost of $425,000, $329,000, and $504,000, respectively. These amounts were included in the Company’s compensation expense related to the ESOP.

Stock Option Plans

The Company maintains various stock option plans (Option Plans), which provide for the grant of stock options to directors, officers and other key employees. The Option Plans provide for the grant of both incentive stock options and compensatory stock options. Stock options are granted at an exercise price equal to the market price at the date of grant, the options vest over a specified time and are exercisable on the date they vest and have a maximum term of ten years. These terms are discretionary. Stock option activities under the Option Plans for the years ended December 31, 2013 ,2012 and 2011 are as follows:

	2013		2012		2011

	Options	Weighted Average Exercise Price/Share	Options	Weighted Average Exercise Price/Share	Options	Weighted Average Exercise Price/Share
Outstanding at beginning of year	1,195,661	$9.51	1,102,325	$9.08	1,201,410	$8.53
Granted	258,990	13.36	259,596	10.50	141,266	10.99
Exercised	(161,811)	9.88	(112,105)	7.93	(146,334)	7.34
Forfeited	(19,750)	9.86	(54,155)	8.78	(94,018)	7.68

Outstanding at end of year	1,273,090	10.24	1,195,661	9.51	1,102,325	9.08

Exercisable at end of year	875,309	$9.47	827,640	$9.13	793,846	$8.78

The following table summarizes certain characteristics of issued stock options as of December 31, 2013:

Year Issued	Options Outstanding	Exercise Price	Average Remaining Contractual Life (in years)
2004	78,133	$10.08	0.9
2005	68,534	8.48	1.3
2005	17,709	8.61	1.3
2006	59,355	7.47	2.9
2007	57,492	7.03	3.9
2008	69,768	7.16	4.9
2009	118,668	8.02	5.9
2010	162,274	10.35	6.9
2011	129,686	11.00	7.9
2012	252,481	10.50	8.9
2013	258,990	13.36	9.9

	1,273,090	$10.24	6.7

Management Recognition Plan and Restricted Stock Plan

In connection with previous acquisitions, the Company acquired shares of stock held in trust for potential future distribution to management and key employees for compensation purposes. As of December 31, 2013, there were 13,330 shares held in the Management Recognition Plan (MRP) trust.

In May 2004, the Company awarded 37,740 shares to eligible individuals, 5,784 shares vested on the date of the grant, 27,870 shares subsequently vested and 4,086 shares have been forfeited. The price on the grant date was $10.68 and the fair value of the shares was approximately $403,000.

In May 2005, the Company awarded 840 shares to eligible individuals, 90 shares vested on the date of the grant and 750 shares subsequently vested. The price on the grant date was $11.04 and the fair value of the shares was approximately $10,000.

In November 2011, the Company awarded 19,042 shares to eligible individuals, 1,904 shares vested on the date of the grant, 3,808 shares subsequently vested and the remaining 13,330 shares will vest over a scheduled vesting period ending in 2020.

In November 2011, the Company awarded 88,955 shares, from the restricted stock plan (RSP), to eligible individuals, 8,896 shares vested on the date of the grant, 17,788 shares have subsequently vested and the remaining 62,271 shares will vest over a scheduled vesting period ending in 2020. Upon vesting the shares will be awarded to the individuals.

In November 2012, the Company awarded 33,330 shares, from the RSP, to eligible individuals, 6,662 shares vested on the date of the grant, 6,665 shares have subsequently vested and the remaining 20,003 shares will vest over a scheduled vesting period ending in 2016. Upon vesting the shares will be awarded to the individuals.

In November 2013, the Company awarded 26,196 shares, from the RSP, to eligible individuals, 5,238 shares vested on the date of the grant and the remaining 20,958 shares will vest over a scheduled vesting period ending in 2017. Upon vesting the shares will be awarded to the individuals.

Compensation expense, related to the MRP, recognized in 2013, 2012 and 2011 was $21,000, $21,000 and $37,000, respectively. The Company is expected to recognize compensation expense of $21,000, $21,000, $21,000, $21,000, $21,000 and $42,000 for the years 2014, 2015, 2016, 2017, 2018 and thereafter.

Compensation expense, related to the RSP, recognized in 2013, 2012 and 2011 was $211,000, $150,000 and $106,000, respectively. The Company is expected to recognize compensation expense of $211,000, $213,000, $214,000, $151,000, $91,000 and $181,000 respectively for the years 2014, 2015, 2016, 2017, 2018 and thereafter.

The following is a summary of the changes in the stock for the MRP and RSP during the years ended December 31, 2013, 2012 and 2011:

Shares
Nonvested restricted stock as of January 1, 2011	3,306
Granted	108,000
Vested	(13,956)
Forfeited	(150)

Nonvested restricted stock as of December 31, 2011	97,200
Granted	33,332
Vested	(17,464)
Forfeited	-

Nonvested restricted stock as of December 31, 2012	113,068
Granted	26,196
Vested	(22,703)
Forfeited	-

Nonvested restricted stock as of December 31, 2013	116,561

Excess Benefit Plan

The Company has adopted an excess benefit plan for the purpose of permitting an executive officer and any other employees of the Company who may be designated pursuant to the plan, to receive certain benefits that the executive officer and any other employees of the Company otherwise would be eligible to receive under the Company’s retirement and profit sharing plan and ESOP but for the limitations set forth in Section 401(a)(17), 402(g) and 415 of the Internal Revenue Code of 1986, as amended (the “Code”). Pursuant to the excess benefit plan, during any plan year the Company shall make matching contributions on behalf of the participant in an amount equal to the amount of matching contributions that would have been made by the Company on behalf of the participant but for limitations in the Code, less the actual amount of matching contributions actually made by the Company on behalf of the participant. Finally, the excess benefit plan generally provides that during any plan year a participant shall receive a supplemental ESOP allocation in an amount equal to the amount which would have been allocated to the participant but for limitations in the Code, less the amount actually allocated to the participant pursuant to the ESOP. The supplemental benefits to be received by a participant pursuant to the excess benefit plan shall be credited to an account maintained pursuant to the plan within 180 days after the end of each plan year. The Company maintains a trust, which currently holds 96,790 shares of common stock, to fund its obligation under the excess benefit plan.

Supplemental Executive Retirement Plan and Directors’ Retirement Plan

The Company has adopted a Supplemental Executive Benefit Plan (SERP) in order to provide supplemental retirement and death benefits for certain key employees of the Company. Under the SERP, participants shall receive an annual retirement benefit following retirement at age 65 equal to 25% of the participant’s final average pay multiplied by a target retirement benefit percentage. Final average pay is based upon the participant’s last three year’s compensation and the target benefit percentage is equal to the fraction resulting from the participant’s years of credited service divided by 20, this targeted percentage is capped at 100%. Benefits under the plan are payable in ten equal annual payments and a lesser benefit is payable upon early retirement at age 50 with at least twelve years of service. If a participant dies prior to retirement, the participant’s estate will receive a lump sum payment equal to the net present value of future benefit payments under the plan. At December 31, 2013, the participants in the plan had credited service under the SERP ranging from 23 to 35 years.

The Company and the Bank have adopted the ESB Financial Corporation Directors’ Retirement Plan and entered into director retirement agreements with each director of the Company and the Bank. The plan provides that any retiring director with a minimum of five or more years of service with the Company or the Bank and a minimum of 10 total years of service, including years of service with any bank acquired by the Company or the Bank, that remains in continuous service as a board member until age 75 will be entitled to receive an annual retirement benefit equal to his or her director’s fees earned during the last full calendar year prior to his or her retirement date, multiplied by a ratio, ranging from 25% to 80%, based on the director’s total years of service. The maximum ratio of 80% of fees requires 20 or more years of service and the minimum ratio of 25% of fees requires 10 years of service. Retirement benefits may also be payable under the plan if a director retires from service as a director prior to attaining age 75. During 2013, three directors received monthly benefits under the plan.

The following table sets forth the obligation and funded status as of December 31, 2013 and 2012:

(Dollar amounts in thousands)	Directors’ Retirement Plan		SERP
	2013	2012	2013	2012

Change in benefit obligation
Benefit obligation at beginning of year	$827	$829	$2,960	$2,678
Service Cost	4	6	99	81
Interest Cost	29	34	112	120
Actuarial losses	8	30	(93)	166
Benefits paid	(41)	(72)	(85)	(85)

Benefit obligation at end of year	827	827	2,993	2,960

Change in plan assets
Fair value of plan assets at beginning of year	-	-	-	-
Employer contributions	41	72	85	85
Benefits paid	(41)	(72)	(85)	(85)

Fair value of plan assets at end of year	-	-	-	-

Funded Status	$(827)	$(827)	$(2,993)	$(2,960)

Amounts recognized in accumulated other comprehensive income, net consist of:
Net loss	$61	$56	$335	$465
Prior service cost	-	-	-	-
Transition obligation	-	-	81	108

Total	$61	$56	$416	$573

The accumulated benefit obligation for the director’s retirement plan was $777,000 and $793,000 at December 31, 2013 and 2012, respectively and for the SERP were $2.7 million and $2.7 million at December 31, 2013 and 2012, respectively.

The components of net periodic benefit cost and other amounts recognized in AOCI at December 31, 2013, 2012 and 2011 are as follows:

(Dollar amounts in thousands)	Directors’ Retirement Plan			SERP
	2013	2012	2011	2013	2012	2011

Net Periodic Pension Cost
Service cost	$4	$6	$5	$99	$81	$64
Interest cost	29	34	41	112	120	123
Amortization of transition obligation	-	-	-	41	41	41
Amortization of net loss	-	-	-	105	81	55
Amortization of prior service cost	-	33	87	-	-	-

Net periodic pension cost	$33	$73	$133	$357	$323	$283

Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive income (loss)
Net actuarial loss/ (gain)	$5	$(7)	$11	$(128)	$51	$101
Amortization of transition obligation	-	-	-	(27)	(29)	(27)
Amortization of prior service cost	-	(22)	(57)	-	-	-

Total recognized in other comprehensive income	$5	$(29)	$(46)	$(155)	$22	$74

The estimated net loss, transition obligation and prior service cost for the director’s retirement plan and SERP plans that will be amortized from AOCI into net periodic benefit cost over the next fiscal year are approximately $1,000 and $86,000, respectively.

The weighted average assumptions used to determine benefit obligations and net periodic pension cost at the measurement dates were as follows:

	Directors’ Retirement Plan		SERP
	2013	2012	2013	2012

Discount rate	4.75%	4.50%	4.25%	4.13%
Rate of compensation increase	4.00%	2.50%	4.00%	4.00%

At December 31, 2013, the projected benefit payments for the director’s retirement plan were $128,000, $134,000, $134,000, $135,000, $136,000 and $172,000 for years 2014, 2015, 2016, 2017, 2018 and thereafter, respectively. At December 31, 2013, the projected benefit payments for the SERP were $85,000, $85,000, $85,000, $290,000, $245,000 and $4.6 million for years 2014, 2015, 2016, 2017, 2018 and thereafter. The projected payments were calculated using the same assumptions as those used to calculate the benefit obligations listed above.